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                                   UNITED STATES
                         SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C. 20549


                                     FORM N-SAR



                                 SEMI-ANNUAL REPORT
                                   FOR REGISTERED
                                INVESTMENT COMPANIES








                                     FORM N-SAR

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                                 SEMI-ANNUAL REPORT
                        FOR REGISTERED INVESTMENT COMPANIES



Report for fiscal year ending: 12/31/97 (b)

Is this a transition report?  (Y/N)    N

Is this an amendment to a previous filing?  (Y/N)    N

Those items or sub-items with a box "/ /" after the item number should be completed only if the answer has changed from the previous filing on this form.

1.   A.   Registrant Name: Protective Variable Life Separate Account

     B.   File Number: 811-7337

     C.   Telephone Number: 205-868-3804


2.   A.   Street: 2801 Highway 280 South

     B.   City: Birmingham    C. State: AL    D. Zip Code: 35223   Zip Ext._____

     E.   Foreign Country:____________________________ Foreign Postal Code:_____

3.   Is this the first filing on this form by Registrant?  (Y/N)         N

4.   Is this the last filing on this form by Registrant?  (Y/N)          N

5.   Is Registrant a small business investment company (SBIC)?  (Y/N)    N

6.   Is Registrant a unit investment trust (UIT)?  (Y/N)                 Y
     (If the answer is "Y" (Yes) complete only items 111 through 132.)

7.   A.  Is Registrant a series or multiple portfolio company (Y/N) ______

     B. How many separate series or portfolios did Registrant have at the end of the period? _______________________

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For period ending: 12/31/97

File number 811- 7337


UNIT INVESTMENT TRUSTS

111. A. /X/  Depositor Name:

     B. /X/  File Number (If any):

     C. /X/  City:    State:    Zip Code:   Zip Ext:____

        /X/  Foreign Country:________________________ Foreign Postal Code:____

111. A. /X/  Depositor Name:

     B. /X/  File Number (If any):

     C. /X/  City:    State:    Zip Code:   Zip Ext:____

        /X/  Foreign Country:________________________ Foreign Postal Code:____

112. A. /X/  Sponsor Name:

     B. /X/  File Number (If any):______________________

     C. /X/  City:___________________ State:________ Zip Code:___ Zip Ext.____

        /X/  Foreign Country:________________________ Foreign Postal Code:____

112. A. /X/  Sponsor Name:

     B. /X/  File Number (If any):_____________________

     C. /X/  City:___________________ State:________ Zip Code:___ Zip Ext.____

        /X/  Foreign Country:________________________ Foreign Postal Code:____


For period ending    12/31/97

File number 811-7337

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113. A. /X/  Trustee Name:

     B. /X/  City:___________________ State:________ Zip Code:___ Zip Ext.____

        /X/  Foreign Country:________________________ Foreign Postal Code:____

113. A. /X/  Trustee Name:

     B. /X/  City:___________________ State:________ Zip Code:___ Zip Ext.____

        /X/  Foreign Country:________________________ Foreign Postal Code:____

114. A. /X/  Principal Underwriter Name:

     B. /X/  File Number:

     C. /X/  City:     State:     Zip Code:    Zip Ext:____

        /X/  Foreign Country:________________________ Foreign Postal Code:____

114. A. /X/  Principal Underwriter Name:

     B. /X/  File Number:

     C. /X/  City:     State:     Zip Code:    Zip Ext:____

        /X/  Foreign Country:________________________ Foreign Postal Code:____

115. A. /X/  Independent Public Accountant Name:

        /X/  City:     State:     Zip Code:    Zip Ext:____

        /X/  Foreign Country:________________________ Foreign Postal Code:____

115. A. /X/  Independent Public Accountant Name:

     B. /X/  City:      State:    Zip Code:    Zip Ext:____
        / /  Foreign Country:________________________ Foreign Postal Code:____

For period ending 12/31/97

File number 811-7337


116. Family of investment companies information:

     A. /X/  Is Registrant part of a family of investment companies?  (Y/N)
                                                                   Y/N


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     B. /X/ Identify the family in 10 letters:
            (Note: In filing this form, use this identification consistently for all investment companies in family. This designation is for purposes of this form only.)

117. A. /X/ Is Registrant a separate account of an insurance company? (Y/N)
                                                                    Y/N

            If answer is "Y" (Yes), are any of the following types of contracts funded by the Registrant?

     B. /X/ Variable annuity contracts?  (Y/N)                    Y/N

     C. /X/ Scheduled premium variable life contracts?  (Y/N)     Y/N

     D. /X/ Flexible premium variable life contracts?   (Y/N)     Y/N

     E. /X/ Other types of insurance products registered under the Securities
            Act of 1933?  (Y/N)                                   Y/N

118.    /X/ State the number of series existing at the end of the period that had securities registered under the Securities Act of 1933

119.   /X/  State the number of new series for which registration statements under the Securities Act of 1933 became effective during the period  1

120.   /X/  State the total value of the portfolio securities on the date of deposit for the new series included in item 119 ($000's omitted)

121.   /X/  State the number of series for which a current prospectus was in existence at the end of the period

122.   /X/  State the number of existing series for which additional units were registered under the Securities Act of 1933 during the current period



For period ending  12/31/97

File number 811-7337




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123. /X/  State the total value of the additional units considered in answering item 122 ($000's omitted)  $

124. /X/  State the total value of units of prior series that were placed in the portfolios of subsequent series during the current period (the value of these units is to be measured on the date they were placed in the subsequent series) ($000's omitted) $

125. / / State the total dollar amount of sales loads collected (before reallowances to other brokers or dealers) by Registrant's principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the sale
          of units of all series of Registrant ($000's omitted)   $90

126. /X/ Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market operations in Registrant's units (include the sales loads, if any, collected on units of a prior series placed in the portfolio of a subsequent series.)
          ($000's omitted)

127. / / List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):


                                         Number of          Total Assets         Total Income
Series Investing                       Distributions      ($000's omitted)     ($000's omitted)
----------------                       -------------      ----------------     ----------------
A. U. S. Treasury direct issue_____    _____________       $____________         $____________

B. U. S. Government agency_________    _____________       $____________         $____________

C. State and municipal tax-free____    _____________       $____________         $____________

D. Public utility debt_____________    _____________       $____________         $____________

E. Brokers or dealers debt or debt
   of brokers' or dealers' parent__    _____________       $____________         $____________

F. All other corporate intermed, &
   long-term debt__________________    _____________       $____________         $____________


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G. All other corporate short-term
   debt__________________________    _____________       $____________         $____________

H. Equity securities of brokers or
   dealers or parents of brokers
   or dealers____________________    _____________       $____________         $____________

I. Investment company equity
   securities____________________    _____________       $____________         $____________

J. All other equity securities___          1                $3,684                  $393

K. Other securities______________    _____________       $____________         $____________

L. Total assets of all series of
   registrant____________________    _____________       $____________         $____________

For period ending  12/31/97

File number 811-7337


128. /X/  Is the timely payment of principal and interest on any of the portfolio securities held by any of the Registrant's series at the end of the current period insured or guaranteed by an
          entity other than the issuer?  (Y/N)                          Y/N

           (If answer is "N" (No), go to item 131.)

129. /X/  Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal or interest at the end of
          the current period?  (Y/N)                                   Y/N

          (If answer is "N" (No), go to item 131.)

130. /X/ In computations of NAV or offering price per unit, is any part of the value attributed to instruments identified in item 129
          derived from insurance or guarantees?  (Y/N)                 Y/N

131.      Total expenses incurred by all series of Registrant during the
          current reporting period ($000's omitted)     $ 0

132. /X/ List the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:

          811-          811-____      811-____      811-____      811-____

          811-____      811-____      811-____      811-____      811-____

          811-____      811-____      811-____      811-____      811-____

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          811-____      811-____      811-____      811-____      811-____

          811-____      811-____      811-____      811-____      811-____

          811-____      811-____      811-____      811-____      811-____

          811-____      811-____      811-____      811-____      811-____

          811-____      811-____      811-____      811-____      811-____





     This report is signed on behalf of the Protective Variable Life Separate Account in the

 City of Birmingham, State of Alabama, on February 27, 1998.

                              Protective Variable Life Separate Account


                              By: /s/ JOHN D. JOHNS
                                 -------------------------------------------
                                     John D. Johns
                              Title: President, Protective Life Insurance

Company


Witness:


___________________________
Deborah J. Long


Title: Secretary, Protective Life Insurance Company